Note 2 - Significant Accounting Policies (Details)	12 Months Ended			12 Months Ended												12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2014 CAD	Jan. 31, 2014 Employee Stock Option [Member]	Jan. 31, 2014 Employee Stock Option [Member] Minimum [Member] Directors and Officers [Member]	Jan. 31, 2014 Employee Stock Option [Member] Maximum [Member] Directors and Officers [Member]	Jan. 31, 2014 Performance Shares [Member]	Jan. 31, 2014 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2014 Deferred Share Unit Plan [Member] Non-employee Directors [Member] USD ($)	Jan. 31, 2014 Cash-Settled Restricted Share Plan [Member] Minimum [Member]	Jan. 31, 2014 Cash-Settled Restricted Share Plan [Member] Maximum [Member]	Jan. 31, 2014 Computer Equipment [Member]	Jan. 31, 2014 Furniture and Fixtures [Member]	Jan. 31, 2014 Leasehold Improvements [Member]	Jan. 31, 2014 Revolving Credit Facility [Member] USD ($)	Jan. 31, 2014 Minimum [Member] Customer Relationships [Member]	Jan. 31, 2014 Minimum [Member] Noncompete Agreements [Member]	Jan. 31, 2014 Minimum [Member] Developed Technology Rights [Member]	Jan. 31, 2014 Minimum [Member] Trade Names [Member]	Jan. 31, 2014 Maximum [Member] Customer Relationships [Member]	Jan. 31, 2014 Maximum [Member] Noncompete Agreements [Member]	Jan. 31, 2014 Maximum [Member] Developed Technology Rights [Member]	Jan. 31, 2014 Maximum [Member] Trade Names [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Amount Outstanding (in Dollars)	$ 40,400,000		45,100,000												$ 40,400,000
Foreign Currency Transaction Gain (Loss), before Tax (in Dollars)	200,000	200,000
Finite-Lived Intangible Asset, Useful Life																4 years	2 years	3 years	1 year	20 years	7 years	12 years	15 years
Property Plant and Equipment, Percent Declining Balance Depreciation												30.00%	20.00%
Property, Plant and Equipment, Depreciation Methods														lesser of useful life or term of lease
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years	3 years	5 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				7 years			10 years	10 years
Base Annual Fee, Percent									50.00%
Base Annual Fee, Amount (in Dollars)									$ 35,000
CashSettledRestrictedShareUnitsVestingPeriod										3 years	5 years